Schedule of Deferred Tax Assets and Carryforwards (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Property and equipment	$ (100,019)	$ (75,342)
Other current liabilities		28,284
Intangible assets	(1,036,649)	(1,399,267)
Equity compensation	1,001,945	742,175
Other accrued expenses	758,951	237,508
Net operating loss carry forward	8,820,107	8,900,739
Tax credits	1,726,330	386,356
Total deferred tax assets	11,170,665	8,820,453
Valuation allowance	(11,170,665)	(8,820,453)
Net deferred tax assets